Commitments and Contingencies - Commitments for the acquisition of vessel owning companies from a related party and vessels under construction (Table) (Details) $ in Thousands	Jun. 30, 2024 USD ($)
Acquisition of vessel owning companies from CMTC [Member]
Property, Plant and Equipment [Line Items]
2025	$ 0
2026	486,000
2027	0
2028	0
Total	486,000
Vessels under Construction [member]
Property, Plant and Equipment [Line Items]
2025	171,395
2026	369,157
2027	913,641
2028	35,928
Total	1,490,121
Total [Member]
Property, Plant and Equipment [Line Items]
2025	171,395
2026	855,157
2027	913,641
2028	35,928
Total	$ 1,976,121